FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENT
Schedule of assets and liabilities that are measured at fair value on a recurring basis

	As of December 31,
	2024		2025
	Level 2	Total	Level 2	Total
	RMB	RMB	RMB	RMB
Short-term investments	—	—	100,093	100,093
	—	—	100,093	100,093